NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling Interests
SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS

The following Company subsidiaries which have non-controlling interests:

	December 31,	December 31,
	2025	2024

Cust2mate	$(1,547)	$(7,065)
	$(1,547)	$(7,065)

Non-controlling interests
Balance, December 31, 2024	(7,065)
Increase in holding of Cust2mate	6,267
Non-controlling interest share of losses	(749)
Balance, December 31, 2025	(1,547)

SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS
Non-controlling interests
Balance, December 31, 2024	(7,065)
Increase in holding of Cust2mate	6,267
Non-controlling interest share of losses	(749)
Balance, December 31, 2025	(1,547)